MORSE, ZELNICK, ROSE &LANDER
A   L I M I T E D   L I A B I L I T Y   P A R T N E R S H I P

405 PARK AVENUE
NEW YORK, NEW YORK 10022-4405
212-838-1177
FAX—212-838-9190

May 7, 2007

VIA COURIER	WRITER’S DIRECT LINE (212) 838-3089

Securities and Exchange Commission Division of Corporation Finance Mail Stop 7010 Washington D.C. 20549-7010
Attn:	Ms. Sandra Eisen
Jason Wynn, Esq.

Re:	Vaughan Foods, Inc. Registration Statement
on Form S-1, SEC File no. 333-137861.

Dear Ms. Eisen and Mr. Wynn:

     Enclosed to each of you are two marked copies of the seventh amendment to Vaughan Foods, Inc.’s Registration Statement Form S-1/A, marked to show changes against the sixth amendment. The majority of changes in the seventh amendment have been made in response to informal feedback from the SEC accountants, given by Sandy Eisen on telephone conversations on May 2 and May 3. The only other changes in the seventh amendment arise from NASD comments.

     We believe that we have now responded to all outstanding SEC legal and accounting issues. Please advise when we may submit requests for acceleration and the earliest time at which we may seek effectiveness.

     Please feel free to call me at the number above if you have any questions.

Very truly yours,

/s/ Virginia Tillyard
Virginia Tillyard

/enclosures